Apr. 30, 2021
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated December 9, 2021Important Notice Regarding Changes in Fund Name and Benchmark for Invesco European Small Company FundThe purpose of this supplement is to provide you notice of changes to the current Prospectuses and Statement of Additional Information (“SAI”) of Invesco European Small Company Fund.You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.At a board meeting held on November 29 - December 1, 2021, the Board of Trustees of AIM Funds Group (Invesco Funds Group) approved a change to the name of the Invesco European Small Company Fund (the "Fund").Effective on or about April 29, 2022, the Fund’s Summary and Statutory Prospectuses and SAI will be revised to reflect the following:1. The Fund will be renamed “Invesco EQV European Small Company Fund.”2. The following paragraph will be added to the “Principal Investment Strategies of the Fund” and “Objective(s) and Strategies” sections of the Summary and Statutory Prospectuses:The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Value, demonstrated by attractive prices.3. The MSCI Europe Small Cap Index (Net), the Fund’s current style-specific benchmark, will become the Fund’s broad-based securities market benchmark and the Fund will no longer use a style-specific benchmark. The Lipper European Funds Index will be removed as the Fund’s peer group benchmark.